Working capital - Inventories expected to be utilized after more than one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 14	£ 12
Maturing inventories	3,434	3,253
Non current inventories	£ 3,448	£ 3,265